Operating Segments (Sales by geographical location of the customer by Operating Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [Line Items]
Sales	$ 6,955	$ 5,043	$ 5,271
Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	2,159	1,822	1,885
Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	1,876	1,432	1,423
South America [Member]
Disclosure of geographical areas [Line Items]
Sales	1,305	517	668
North America [Member]
Disclosure of geographical areas [Line Items]
Sales	1,186	859	910
Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	429	413	385
Industrial Products [Member]
Disclosure of geographical areas [Line Items]
Sales	1,617	1,255	1,318
Industrial Products [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	530	458	469
Industrial Products [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	597	405	399
Industrial Products [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	64	40	56
Industrial Products [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	363	299	353
Industrial Products [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	63	53	41
Potash [Member]
Disclosure of geographical areas [Line Items]
Sales	1,931	1,346	1,494
Potash [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	497	411	422
Potash [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	513	433	470
Potash [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	507	230	327
Potash [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	216	86	95
Potash [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	198	186	180
Phosphate Solutions [Member]
Disclosure of geographical areas [Line Items]
Sales	2,432	1,948	1,980
Phosphate Solutions [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	765	665	712
Phosphate Solutions [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	621	480	447
Phosphate Solutions [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	359	227	263
Phosphate Solutions [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	492	372	370
Phosphate Solutions [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	195	204	188
Innovative Ag Solutions [Member]
Disclosure of geographical areas [Line Items]
Sales	1,245	731	717
Innovative Ag Solutions [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	424	334	336
Innovative Ag Solutions [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	156	127	118
Innovative Ag Solutions [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	378	21	23
Innovative Ag Solutions [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	120	105	95
Innovative Ag Solutions [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	167	144	145
Other activities [Member]
Disclosure of geographical areas [Line Items]
Sales	28	35	37
Other activities [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	23	30	31
Other activities [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	1	1	1
Other activities [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	0	0	0
Other activities [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	1	2	0
Other activities [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	3	2	5
Reconciliations [Member]
Disclosure of geographical areas [Line Items]
Sales	(298)	(272)	(275)
Reconciliations [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	(80)	(76)	(85)
Reconciliations [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	(12)	(14)	(12)
Reconciliations [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	(3)	(1)	(1)
Reconciliations [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	(6)	(5)	(3)
Reconciliations [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	$ (197)	$ (176)	$ (174)